Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$631,981.04

Principal:
Principal Collections	$9,013,901.28
Prepayments in Full	$3,602,132.80
Liquidation Proceeds	$26,994.33
Recoveries	$51,498.49
Sub Total	$12,694,526.90
Collections	$13,326,507.94

Purchase Amounts:
Purchase Amounts Related to Principal	$179,371.75
Purchase Amounts Related to Interest	$771.02
Sub Total	$180,142.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,506,650.71

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,506,650.71
Servicing Fee	$150,996.60	$150,996.60	$0.00	$0.00	$13,355,654.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,654.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,654.11
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,355,654.11
Interest - Class A-4 Notes	$87,484.99	$87,484.99	$0.00	$0.00	$13,268,169.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,268,169.12
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$13,212,897.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,212,897.12
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$13,171,004.45
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,171,004.45
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$13,116,171.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,116,171.12
Regular Principal Payment	$12,481,838.33	$12,481,838.33	$0.00	$0.00	$634,332.79
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$634,332.79
Residual Released to Depositor	$0.00	$634,332.79	$0.00	$0.00	$0.00
Total		$13,506,650.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,481,838.33
Total					$12,481,838.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,481,838.33	$123.67	$87,484.99	$0.87	$12,569,323.32	$124.54
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$12,481,838.33	$9.30	$239,482.99	$0.18	$12,721,321.32	$9.48

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$83,985,594.34	0.8321173	$71,503,756.01	0.7084490
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$176,105,594.34	0.1312018	$163,623,756.01	0.1219026

Pool Information
Weighted Average APR	4.320%	4.343%
Weighted Average Remaining Term	23.22	22.47
Number of Receivables Outstanding	19,451	18,829
Pool Balance	$181,195,919.65	$168,239,601.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$176,105,594.34	$163,623,756.01
Pool Factor	0.1328432	0.1233443

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$4,615,845.72
Targeted Overcollateralization Amount	$4,615,845.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,615,845.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$133,917.62
(Recoveries)		100	$51,498.49
Net Loss for Current Collection Period			$82,419.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5458%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3004%
Second Preceding Collection Period			0.0792%
Preceding Collection Period			0.3741%
Current Collection Period			0.5661%
Four Month Average (Current and Preceding Three Collection Periods)			0.3300%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,424	$8,700,224.99
(Cumulative Recoveries)			$1,740,236.22
Cumulative Net Loss for All Collection Periods			$6,959,988.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5103%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,966.60
Average Net Loss for Receivables that have experienced a Realized Loss			$1,573.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.95%	413	$4,968,189.94
61-90 Days Delinquent	0.30%	36	$500,914.21
91-120 Days Delinquent	0.11%	15	$192,352.06
Over 120 Days Delinquent	0.47%	46	$788,061.47
Total Delinquent Receivables	3.83%	510	$6,449,517.68

Repossession Inventory:
Repossessed in the Current Collection Period		12	$141,997.25
Total Repossessed Inventory		18	$240,481.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4517%
Preceding Collection Period			0.4524%
Current Collection Period			0.5152%
Three Month Average			0.4731%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	October 2016
Payment Date	11/15/2016
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer